RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ 517,134	$ 1,297,395	$ 497,635
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	617,500
Consideration for sale	106,105
Guangzhou 88 Technology Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	755,524
Commissions, financing service fees and other revenues | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	38,089,982	19,664,763
Execution and clearing fees | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ 2,102,385	$ 210,535